Cover page	12 Months Ended
Dec. 31, 2020 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2020
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-35704
Entity Registrant Name	SEADRILL PARTNERS LLC
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	2nd floor, Building 11
Entity Address, Address Line Two	Chiswick Business Park
Entity Address, Address Line Three	566 Chiswick High Road
Entity Address, City or Town	London
Entity Address, Postal Zip Code	W4 5YS
Entity Address, Country	GB
Contact Personnel Email Address	post@seadrill.com
Entity Common Stock, Shares Outstanding (in shares)	7,527,830
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001553467
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Document Information [Line Items]
Contact Personnel Name	John Roche
Entity Address, Address Line One	2nd floor, Building 11
Entity Address, Address Line Two	Chiswick Business Park
Entity Address, Address Line Three	566 Chiswick High Road
Entity Address, City or Town	London
Entity Address, Postal Zip Code	W4 5YS
Entity Address, Country	GB
City Area Code	20
Local Phone Number	8811 4700
Subordinated Units
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	1,654,335